Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2019						39,845,211
Balance at Dec. 31, 2019	$ 0	$ (2,824)	$ 0	$ 0	$ (2,824)	$ 442,153	$ 60,706	$ 77,181	$ (67,164)	$ 4,423	$ 517,299
Net earnings (loss)							0	94,489	0	0	94,489
Pension liability adjustments, net of tax							0	0	(753)	0	(753)
Foreign currency translation gain (loss)							0	0	2,591	0	2,591
Unrealized gain (loss) on interest rate swaps, net of tax							0	0	(2,448)	0	(2,448)
Other comprehensive earnings (loss) attributable to NCI						$ 0	0	0	5,795	(154)	5,641
NCI share of earnings							0	(29,572)	0	2,023	(27,549)
NCI redemption increment							0	(15,843)	0	0	(15,843)
Distributions to NCI							0	0	0	(2,524)	(2,524)
Acquisitions of businesses, net							0	0	0	(65)	(65)
Subsidiaries’ equity transactions							134	0	0	0	134
Stock option expense							9,628	0	0	0	$ 9,628
Stock options exercised (in shares)						344,225					344,225
Stock options exercised						$ 15,840	(3,497)	0	0	0	$ 12,343
Dividends							0	(4,010)	0	0	(4,010)
Balance (in shares) at Dec. 31, 2020						40,189,436
Balance at Dec. 31, 2020						$ 457,993	66,971	119,421	(61,979)	3,703	586,109
Net earnings (loss)							0	(237,557)	0	0	(237,557)
Pension liability adjustments, net of tax							0	0	(541)	0	(541)
Foreign currency translation gain (loss)							0	0	(11,662)	0	(11,662)
Unrealized gain (loss) on interest rate swaps, net of tax							0	0	4,319	0	4,319
Other comprehensive earnings (loss) attributable to NCI							0	0	(388)	(245)	(633)
NCI share of earnings							0	(53,465)	0	2,726	(50,739)
NCI redemption increment							0	(99,316)	0	0	(99,316)
Distributions to NCI							0	0	0	(2,472)	(2,472)
Acquisitions of businesses, net							0	0	0	(42)	(42)
Subsidiaries’ equity transactions							2,078	0	0	0	2,078
Stock option expense							14,349	0	0	0	$ 14,349
Stock options exercised (in shares)						292,450					292,450
Stock options exercised						$ 18,432	(3,991)	0	0	0	$ 14,441
Dividends							0	(8,807)	0	0	(8,807)
Settlement of LTIA (note 21) (in shares)						3,572,858
Settlement of LTIA (note 21)						$ 375,742	0	0	0	0	375,742
Balance (in shares) at Dec. 31, 2021						44,054,744
Balance at Dec. 31, 2021						$ 852,167	$ 79,407	$ (279,724)	$ (70,251)	$ 3,670	$ 585,269